Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payments
Schedule of stock options activity

	Number of	Weighted average
	stock options	exercise price ($)
Balance, December 31, 2019	1,760,000	$4.68
Issued	1,304,300	2.73
Expired	(203,000)	4.78
Balance, December 31, 2020	2,861,300	$3.78
Issued	2,666,666	4.04
Expired	(227,833)	3.86
Exercised	(998,333)	2.84
Balance, December 31, 2021	4,301,800	$4.16
Issued	602,500	1.84
Expired	(423,334)	4.37
Cancelled (note 12(c))	(2,512,490)	4.06
Balance, December 31, 2022	1,968,476	$3.52

Summary of weighted average assumptions to determine fair value of options

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Fair value of stock options at grant date	$1.34	$2.33	$1.52
Share price	$2.34	$4.04	$2.68
Exercise price	$1.84	$4.04	$2.73
Risk-free interest rate	2.44%	0.73%	0.41%
Expected volatility	98%	93%	95%
Expected life in years	5.00	3.71	3.01
Expected dividend yield	Nil	Nil	Nil

Schedule of stock options issued and outstanding

The following table reflects the actual stock options issued and outstanding as of December 31, 2022:

		Weighted average		Number of
		remaining	Number of	options
	Exercise	contractual	options	vested
Expiry date	price ($)	life (years)	outstanding	(exercisable)
February 8, 2023 (i)	4.56	0.11	300,976	300,976
February 18, 2023 (i)	4.80	0.13	340,000	340,000
February 22, 2023 (i)	4.46	0.15	130,000	130,000
February 23, 2025	3.54	2.15	20,000	20,000
August 19, 2025	2.12	2.64	100,000	66,667
August 30, 2025	5.00	2.67	90,000	90,000
April 1, 2026	5.77	3.25	60,000	60,000
December 8, 2026	3.59	3.94	325,000	108,333
January 11, 2027	2.18	4.03	220,000	—
March 14, 2027	2.07	4.20	60,000	—
May 12, 2027	1.46	4.36	115,000	—
September 12, 2027	1.61	4.70	207,500	—
	3.52	2.41	1,968,476	1,115,976

(i) Subsequent to December 31, 2022, 770,976 unexercised options expired.

Schedule of weighted average assumptions

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Fair value of stock options at grant date	$1.34	$2.33	$1.52
Share price	$2.34	$4.04	$2.68
Exercise price	$1.84	$4.04	$2.73
Risk-free interest rate	2.44%	0.73%	0.41%
Expected volatility	98%	93%	95%
Expected life in years	5.00	3.71	3.01
Expected dividend yield	Nil	Nil	Nil

Restricted Share Units
Share-based payments
Summary of weighted average assumptions to determine fair value of options

Fair value of stock options at RSU grant date	$0.47
Share price	$1.41
Exercise price	$4.06
Risk-free interest rate	3.60%
Expected volatility	85%
Expected life in years	3.13
Expected dividend yield	Nil

Schedule of weighted average assumptions

Fair value of stock options at RSU grant date	$0.47
Share price	$1.41
Exercise price	$4.06
Risk-free interest rate	3.60%
Expected volatility	85%
Expected life in years	3.13
Expected dividend yield	Nil